COMMITMENTS AND CONTINGENCIES - Additional Settlements (Details)						3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2024 shares	Jul. 10, 2024 shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Sep. 13, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares	882,668	1,602,994
Common stock issued to settled vendor obligations						$ 2,578	$ 1,459,976
Sale price per share (in Dollars per share) | $ / shares				$ 10			$ 10	$ 10
Stock payable for remaining shares | shares						250,000		250,000
Nonrelated Party
COMMITMENTS AND CONTINGENCIES
Stock payable						$ 63,742	$ 259,893	$ 259,893
Related Party
COMMITMENTS AND CONTINGENCIES
Stock payable						$ 55,087	$ 55,087	$ 55,087
Interest solutions note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares				$ 2
Interest rate (in percent)				13.00%
Convertible amount				$ 275,000
Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Sale price per share (in Dollars per share) | $ / shares				$ 2
Interest rate (in percent)				13.00%
Convertible amount				$ 375,000
Toppan Note
COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)				13.00%
Aggregate principal amount				$ 160,025
Maximum | Interest solutions note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares				144,454
Maximum | Jones Trading Note
COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion | shares				196,983
Grant Thornton LLP
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				46,010
Common stock issued to settled vendor obligations				$ 460,100
Sale price per share (in Dollars per share) | $ / shares				$ 10
IB Capital LLC
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				155,000
Common stock issued to settled vendor obligations				$ 294,500
Sale price per share (in Dollars per share) | $ / shares				$ 1.9
Outside The Box Capital Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares					20,000
Common stock issued to settled vendor obligations					$ 200,000
Sale price per share (in Dollars per share) | $ / shares					$ 10
Carriage House Capital, Inc
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares				100,000			100,000
Sale price per share (in Dollars per share) | $ / shares			$ 4.98	$ 4.98			$ 4.41	$ 4.41
Stock payable for remaining shares | shares						250,000	250,000
Stock payable						$ 1,244,965	$ 1,244,965	$ 1,244,965
Shares issuable for consulting services | shares							250,000
Carriage House Capital, Inc | Nonrelated Party
COMMITMENTS AND CONTINGENCIES
Stock payable							$ 259,893	259,893
Carriage House Capital, Inc | Due upon signing of the contract
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			100,007
Carriage House Capital, Inc | Due in months four through twelve from the date of signing
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			27,777
Carriage House Capital, Inc | Maximum
COMMITMENTS AND CONTINGENCIES
Stock issued for services | shares			350,000
Winston & Strawn LLP
COMMITMENTS AND CONTINGENCIES
Value of shares issuable for services				$ 2,500,000
Number of installments | installment				3
Value of shares issuable for services in each installment				$ 833,333
Subscription payable, liability						$ 2,460,488	$ 2,425,647	$ 2,425,647
Aggregate principal amount				$ 2,500,000
Winston & Strawn LLP | Maximum
COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares				2,500,000
Lead Nectar
COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services | shares				12,000
Value of shares payable for internet marketing services				$ 20,000